LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES	LEASES
ASC 842 Disclosures

In February 2018, the Company entered into a non-cancellable lease agreement and purchase option for a headquarters and R&D facility in Phoenix, Arizona. The lease commenced in September 2018, and continues for 11.75 years with the option to extend the lease for two additional five-year periods. During the first 36 months of the lease, the Company has the option to purchase the building for a price of between $23.7 million and $25.1 million depending on the time of the purchase from the lease commencement. The Company's lease does not contain significant restrictive provisions nor residual value guarantees.

The following table summarizes the effects of finance lease costs in the Company's consolidated statements of operations for the year ended December 31, 2020:

Consolidated Statements of Operations Caption	Year Ended
December 31, 2020
Selling, general and administrative	1,937
Research and development	1,375
Interest expense	782
Total finance lease cost	4,094
Variable lease costs were not included in the measurement of the finance lease liability and primarily include property taxes, property insurance and common area maintenance expenses. The following table summarizes variable lease costs in the Company's consolidated statements of operations for the year ended December 31, 2020:

Consolidated Statements of Operations Caption	Year Ended
December 31, 2020
Selling, general and administrative	435
Research and development	309
Total variable lease costs	744
Supplemental balance sheet information related to the lease was as follows:

	Classification	As of
		December 31, 2020
Assets
Finance lease asset	Property and equipment, net	31,463
Total lease assets		31,463

Liabilities
Current	Accrued expenses and other current liabilities	1,070
Non-current	Finance lease liabilities	13,956
Total lease liabilities		15,026
As of December 31, 2020, the remaining lease term of the Company's finance lease was 9.5 years and the discount rate was 5.0%.

For the year ended December 31, 2020, operating cash flows included $0.8 million in cash paid for amounts included in the measurement of lease liabilities.
Maturities of the Company's finance lease liability was as follows:

Years Ended December 31,	Lease Payments
2021	$1,797
2022	1,851
2023	1,905
2024	1,959
2025	2,013
Thereafter	9,532
Total lease payments	$19,057
Less: imputed interest	4,031
Total lease liabilities	$15,026
Less: current portion	1,070
Long-term lease liabilities	$13,956
The Company has elected to exclude leases with terms less than 12 months in the measurement of the lease liability on the consolidated balance sheets under the short-term lease exclusion. For the year ended December 31, 2020, the Company expensed an immaterial amount to research and development on the consolidated statements of operations for leases with terms less than 12 months.

Disclosures related to periods prior to adoption of ASC 842:

The future minimum lease payments over the term of the Company's lease as of December 31, 2019 was as follows:

Years Ended December 31,	Lease Payments
2020	$1,739
2021	1,792
2022	1,846
2023	1,900
2024	1,954
Thereafter	11,712
Total	$20,943
In June 2018, the Company began construction on several significant building expansion and improvement projects in-order to meet the Company's requirements. Construction on the Company's headquarters was substantially completed in the third quarter of 2019 and the related asset was placed in service in September 2019.

Because the Company was involved in certain aspects of the construction per the terms of the lease, the Company was deemed the owner of the building for accounting purposes during the construction period. Accordingly, as of December 31, 2019 the Company recorded a build-to-suit lease asset of $33.2 million in property and equipment, net, which included building costs paid by the Company of $20.8 million, with a $11.7 million financing liability recorded in other non-current liabilities and $0.7 million liability recorded in accrued expenses and other current liabilities on the consolidated balance sheets.